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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)                (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: 134.2%
		Aerospace & Defense: 2.0%
2,872,750		American Airlines, Inc., Class B Term Loan, 4.750%, 06/27/14	$2,898,401	0.3
1,162,703		Data Device Corp. (DDC), First Lien Term Loan, 8.000%, 07/11/18	1,153,983	0.1
4,325,313		Delta Airlines, Inc., Corporate Term Loan, 4.250%, 04/20/17	4,341,533	0.5
2,977,500		Delta Airlines, Inc., Pacific Routes Term Loan B-1, 4.000%, 10/18/18	2,995,636	0.4
5,750,000		US Airways Group, Inc., Term Loan B1, 4.250%, 05/22/19	5,778,750	0.7
			17,168,303	2.0

		Air Transport: 0.3%
2,288,500		United Airlines, Inc., Term Loan, 4.000%, 04/01/19	2,300,801	0.3

		Automotive: 3.2%
1,218,750		BBB Industries, LLC, Term Loan B, 5.501%, 03/27/19	1,224,844	0.1
7,314,945		Chrysler Group LLC, Term Loan B, 4.250%, 05/24/17	7,382,930	0.9
5,918,863		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	5,880,024	0.7
997,380		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	950,004	0.1
3,200,000		Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	3,237,002	0.4
648,125		Key Safety Systems, Inc., Term Facility, 4.750%, 05/15/18	656,766	0.1
EUR 1,488,750		Metaldyne, LLC, Term Loan E, 6.500%, 12/15/18	2,040,782	0.2
2,885,000		Metaldyne, LLC, Upsized Term Loan B, 5.000%, 12/31/18	2,910,244	0.3
590,170		Schrader International, Lux Term Loan, 5.000%, 04/27/18	596,071	0.1
453,987		Schrader International, US Term Loan, 5.000%, 04/27/18	458,527	0.0
547,250		TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	552,723	0.1
1,583,694	(1)	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	1,586,664	0.2
			27,476,581	3.2

		Building & Development: 2.5%
1,250,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,290,625	0.2
4,677,356		Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	4,709,026	0.5
1,475,000		Minimax Viking GmbH, Facility B1 Loan, 4.500%, 08/30/20	1,487,906	0.2
4,158,132		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	4,171,127	0.5
815,000		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	835,630	0.1
4,350,000		Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	4,376,022	0.5
1,768,140		Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	1,775,876	0.2
2,878,251		Wilsonart LLC, Term Loan B, 4.000%, 10/31/19	2,859,061	0.3
			21,505,273	2.5

		Business Equipment & Services: 15.0%
7,974,273		Acosta, Inc., Term LoanB, 5.000%, 03/05/18	8,039,064	0.9
2,403,838		Advantage Sales & Marketing, Inc., Upsized First Lien Term Loan, 4.250%, 12/18/17	2,419,614	0.3
1,170,000		Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/17/18	1,186,819	0.1
1,250,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	1,278,906	0.2
3,960,100		AlixPartners LLP, Term Loan B-2, 5.000%, 07/09/20	3,989,801	0.5
3,300,000	(1)	Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 06/15/20	3,322,688	0.4
920,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 06/15/21	934,950	0.1
4,240,399	(1)	Avaya Inc., Term B-3 Loan, 4.762%, 10/26/17	4,069,646	0.5
4,461,061		Avaya Inc., Term B-5 Loan, 8.000%, 03/30/18	4,449,512	0.5

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
2,929,360		Catalent Pharma Solutions, Inc., Dollar term-2 loan, 4.250%, 09/15/17	$2,949,866	0.3
2,000,000	(1)	Coinmach Service Corp., Add-On Term Loan, 11/30/19	2,001,666	0.2
2,006,250		Coinmach Service Corp., First Lien Term Loan, 4.250%, 11/14/19	2,016,030	0.2
5,476,275		CorpSource Finance Holdings, LLC, First Lien Term Loan, 5.250%, 04/30/18	5,522,484	0.7
1,860,000		CorpSource Finance Holdings, LLC, Second Lien, 8.750%, 04/30/19	1,886,157	0.2
EUR 645,000	(1)	CPA Global Financing, First lien Term Loan Euro, 11/30/20	880,517	0.1
900,500		First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	904,252	0.1
500,000		First American Payment Systems, Second Lien, 10.750%, 03/30/19	499,062	0.1
1,059,385		GCA Services, Term Loan B, 5.250%, 11/01/19	1,064,682	0.1
10,408,616		Go Daddy Operating Company, LLC, Term Loan B-2, 4.250%, 12/17/18	10,435,678	1.2
2,155,962		Information Resources, Inc., Term Loan B, 4.750%, 09/30/20	2,172,132	0.3
EUR 1,285,000		Intertrust Group, Term Loan B1 EUR, 4.673%, 02/04/20	1,763,754	0.2
450,000		Intertrust Group, Term Loan B2, 4.764%, 02/04/20	451,969	0.1
997,500		ION Trading Technologies Limited, First lien Term Loan, 4.500%, 05/22/20	1,003,423	0.1
900,000		ION Trading Technologies Limited, Second lien Term Loan, 8.250%, 05/21/21	909,187	0.1
1,246,875		ISS Holding A/S, Term Loan B12, 3.750%, 04/30/18	1,252,720	0.2
1,421,438		Learning Care Group, Term Loan, 6.000%, 05/08/19	1,428,545	0.2
3,677,419		Legal Shield, First Lien Term Loan, 7.250%, 05/30/19	3,680,869	0.4
2,000,000		Legal Shield, Second Lien Term Loan, 10.750%, 05/30/20	2,005,000	0.2
3,922,542		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	3,951,961	0.5
3,000,000		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	2,988,000	0.4
2,612,989	(1)	Misys (Magic Newco 2 S.a.r.l.), Term Loan B add-on, 5.000%, 12/01/18	2,632,178	0.3
2,098,674		Property Data I, Inc., Term Loan B, 7.000%, 01/04/17	2,101,297	0.3
2,094,750		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,066,576	0.2
1,488,750		SGS International, Term Loan, 4.250%, 10/17/19	1,496,815	0.2
2,530,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2$, 5.250%, 11/30/19	2,555,300	0.3
GBP 1,140,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.757%, 11/30/19	1,885,488	0.2
780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2$, 4.750%, 11/29/19	786,094	0.1
2,656,000		Spotless Group Ltd., First Lien Term Facility, 5.000%, 09/20/18	2,689,200	0.3
1,032,000		Spotless Group Ltd., Second Lien Term Facility, 8.750%, 02/28/19	1,056,510	0.1
1,070,000		StoneRiver Group, LP, First Lien, 4.500%, 11/30/19	1,070,669	0.1
243,523		StoneRiver Group, LP, Second Lien, 8.500%, 05/31/20	246,415	0.0
1,712,063		Sungard Data Systems Inc, Term Loan B, Tranche D, 4.500%, 01/31/20	1,725,706	0.2
2,786,000		Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/09/20	2,811,620	0.3
3,616,825		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	3,659,775	0.4
606,667		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	608,942	0.1
1,343,333		Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	1,348,371	0.2
1,420,056	(1)	Transfirst Holdings, Inc., First Lien Term Loan, 4.750%, 12/27/17	1,424,199	0.2

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
286,352	U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 6.000%, 07/28/17	$288,857	0.0
1,651,871	U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	1,666,325	0.2
1,989,987	Vestcom International, Inc., Term Loan, 7.000%, 12/26/18	1,989,987	0.2
746,250	Wash Multi-Family Services, Term Loan, 5.250%, 02/21/19	749,048	0.1
2,020,397	Web.com Group, Inc., Term Loan, 4.500%, 10/27/17	2,044,809	0.2
10,491,535	West Corp, Term Loan B-8, 3.750%, 07/15/18	10,549,868	1.2
992,500	WIS International, First Lien, 5.750%, 12/20/18	996,842	0.1
500,000	WIS International, Second Lien, 10.250%, 06/01/19	512,187	0.1
		128,422,032	15.0

	Cable & Satellite Television: 3.3%
1,995,000	New Wave Communications, Including Add on Term LoanB, 5.000%, 04/30/20	1,996,247	0.2
EUR 569,012	Numericable (YPSO France SAS), Total Facility B Acq 1-II, 4.878%, 06/16/16	776,139	0.1
EUR 984,400	Numericable (YPSO France SAS), Total Facility B Acq 2-II, 4.878%, 06/16/16	1,342,733	0.1
EUR 1,946,588	Numericable (YPSO France SAS), Total Facility B Recap 1-II, 4.878%, 06/16/16	2,655,166	0.3
3,936,038	RCN Cable, Term LoanB, 5.250%, 02/25/20	3,961,870	0.5
2,213,483	San Juan Cable LLC, First Lien, 6.000%, 06/09/17	2,227,318	0.3
GBP 3,250,000	Virgin Media Investment Holdings Limited, Term Loan B GBP, 4.500%, 06/05/20	5,388,592	0.6
2,382,000	WaveDivision Holdings LLC, New Term LoanB, 4.000%, 10/01/19	2,388,684	0.3
7,860,879	Wideopenwest Finance, LLC, Term LoanB, 4.750%, 04/01/19	7,926,533	0.9
		28,663,282	3.3

	Chemicals & Plastics: 7.9%
3,060,000	Armacell, First lien Term Loan, 5.500%, 06/30/20	3,067,650	0.4
4,925,156	Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	4,968,251	0.6
EUR 920,375	Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B Eur, 5.250%, 02/03/20	1,269,986	0.1
6,724,991	Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B, 4.750%, 02/03/20	6,793,922	0.8
1,498,192	AZ Chem US Inc., Term Loan B, 5.250%, 12/22/17	1,513,174	0.2
4,966,278	Houghton International, Inc., First Lien Term Loan, 4.000%, 12/20/19	4,988,005	0.6
650,000	Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	656,500	0.1
10,415,499	Ineos US Finance LLC, Cash Dollar Term Loan, 4.000%, 05/04/18	10,450,943	1.2
EUR 996,145	Ineos US Finance LLC, Cash Euro Term Loan, 4.250%, 05/04/18	1,367,175	0.2
1,147,450	KLEOPATRA LUX 2 S.|$$|AGA. R.L, new Term Loan B, 5.750%, 12/21/16	1,161,076	0.1
3,441,375	MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	3,465,465	0.4
2,200,099	Monarch (Allnex S.a.r.l.), First lien Term Loan B-1, 4.500%, 10/03/19	2,221,414	0.3
1,141,526	Monarch (Allnex S.a.r.l.), First lien Term Loan B-2, 4.500%, 10/03/19	1,152,585	0.1
EUR 1,645,875	Monarch (Allnex S.a.r.l.), First lien Term Loan Euro, 4.750%, 10/01/19	2,244,059	0.3
250,000	Monarch (Allnex S.a.r.l.), Second lien Term Loan, 8.250%, 04/01/20	257,656	0.0
EUR 2,200,000	Oxea S.a.r.l., First lien Term Loan Euro, 4.500%, 12/04/19	3,009,290	0.3
3,165,000	Oxea S.a.r.l., First lien Term Loan, 4.250%, 01/15/20	3,188,738	0.4
1,100,000	Oxea S.a.r.l., Second lien Term Loan, 8.250%, 07/15/20	1,123,375	0.1

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Chemicals & Plastics: (continued)
2,187,535		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	$2,208,044	0.3
4,239,375		Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	4,298,993	0.5
5,641,559		Univar Inc., Term Loan B, 5.000%, 06/30/17	5,566,002	0.6
2,915,600		Vantage Specialties Inc., Term Loan B, 5.000%, 02/10/19	2,922,889	0.3
			67,895,192	7.9

		Clothing/Textiles: 0.8%
3,822,033		Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	3,861,813	0.5
148,149		Totes Isotoner Corporation, Delayed Draw 1st Ln Term Loan, 7.292%, 07/07/17	148,890	0.0
1,433,434		Totes Isotoner Corporation, First Lien Add On, 7.255%, 07/07/17	1,440,601	0.2
1,277,358	(1)	Vince, LLC, Term Loan, 11/30/19	1,286,140	0.1
			6,737,444	0.8

		Conglomerates: 1.4%
1,238,603		Jason Incorporated, Upsized Term Loan B, 5.000%, 02/28/19	1,240,151	0.1
3,970,000		ServiceMaster Company, Term Loan, 4.250%, 01/31/17	3,914,984	0.5
CAD 702,037		Spectrum Brands, Inc., $CAD Term Loan, 5.111%, 12/17/19	660,599	0.1
733,303		Spectrum Brands, Inc., $US Term Loan, 4.576%, 12/17/19	737,043	0.1
500,000		Spectrum Brands, Inc., Term Loan C, 3.500%, 08/31/19	501,821	0.1
3,590,000		Waterpik, First Lien, 5.750%, 07/01/20	3,578,781	0.4
1,188,000		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,201,365	0.1
			11,834,744	1.4

		Containers & Glass Products: 3.5%
500,000		Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	504,062	0.1
893,250		Bway Holding Corporation, Term Loan B, 4.500%, 08/07/17	901,066	0.1
1,995,000		EveryWare, Inc., Term Loan, 7.500%, 04/17/20	2,015,782	0.2
3,007,813		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/18	3,033,295	0.4
2,058,938		Otter Products, Term LoanB, 5.250%, 04/29/19	2,065,800	0.2
3,391,500		Pact Group (USA) Inc, Term Loan, 3.750%, 05/29/20	3,372,423	0.4
2,285,543		Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	2,298,399	0.3
9,426,155		Reynolds Group Holdings Inc, Term Loan, 4.750%, 09/28/18	9,493,166	1.1
EUR 967,053		Reynolds Group Holdings Inc, Eur Term Loan, 5.000%, 09/28/18	1,326,734	0.2
2,567,813		TricorBraun, Term Loan, 4.000%, 05/03/18	2,580,652	0.3
1,307,340		WNA Holdings Inc (a.k.a Waddington Group), Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,316,328	0.1
710,160		WNA Holdings Inc (a.k.a Waddington Group), Term Loan (US Borrower), 4.500%, 05/23/20	715,043	0.1
			29,622,750	3.5

		Cosmetics/Toiletries: 1.2%
3,304,500	(1)	KIK Custom Products, Inc., First Lien with incremental, 5.500%, 04/29/19	3,261,129	0.4
3,200,000		Revlon Consumer Products Corporation, Add-On Term LoanB, 4.000%, 08/19/19	3,215,501	0.3
4,452,625		Sun Products Corporation (The), Term Loan B, 5.500%, 03/23/20	4,191,033	0.5
			10,667,663	1.2

		Diversified Insurance: 4.8%
3,970,000		Alliant Holdings, I, LLC, Initial Term Loan, 5.000%, 12/20/19	3,992,950	0.5
6,410,940		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	6,446,200	0.7
4,415,414		Applied Systems Inc., First Lien Term Loan, 4.250%, 12/08/16	4,438,873	0.5
650,000		Applied Systems Inc., Second Lien Term Loan, 8.250%, 06/08/17	657,854	0.1

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Diversified Insurance: (continued)
1,895,250		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	$1,875,903	0.2
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,368,500	0.2
11,000,000		Hub International Limited, Term Loan B, 4.750%, 10/02/20	11,135,212	1.3
3,775,538		National Financial Partners Corp., Term Loan B, 5.250%, 07/01/20	3,812,115	0.4
3,929,648	(1)	Sedgwick Holdings, Inc., First Lien Term Loan, 4.250%, 06/12/18	3,945,614	0.5
3,364,575		USI, Inc., Term Loan B, 5.000%, 12/27/19	3,385,604	0.4
			41,058,825	4.8

		Drugs: 0.2%
1,375,000	(1)	Akorn, Inc, Term Loan, 11/01/20	1,381,446	0.2

		Ecological Services & Equipment: 1.5%
3,028,739		4L Holdings Inc., Term Loan B, 6.763%, 05/07/18	3,029,344	0.3
8,451,212		ADS Waste Holdings, Inc., Term Loan B, 4.250%, 10/09/19	8,507,802	1.0
906,764		Waste Industries USA, Inc., New Term Loan B, 5.750%, 03/17/17	909,882	0.1
689,500		WCA Waste Corporation, Term Loan B-1, 4.000%, 03/23/18	691,224	0.1
			13,138,252	1.5

		Electronics/Electrical: 13.8%
2,532,653	(1)	Active Network, Inc., First Lien Term Loan, 11/18/20	2,544,260	0.3
1,940,351		Aspect Software, Inc., Term Loan, 7.000%, 05/09/16	1,950,844	0.2
4,356,733		Attachmate Corporation, First Lien Term Loan, 7.250%, 11/22/17	4,402,344	0.5
6,047,282		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	6,117,207	0.7
5,653,338		Blue Coat Systems, Inc., First Lien Term Loan, 4.500%, 05/31/19	5,688,671	0.7
1,850,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	1,880,062	0.2
EUR 3,850,000		BMC Software, Inc., Euro Term Loan, 5.500%, 08/19/20	5,277,741	0.6
5,550,000	(1)	BMC Software, Inc., U.S. Term Loan, 5.000%, 08/19/20	5,606,077	0.7
EUR 3,750,000		Dell International LLC, Euro Term Loans, 4.750%, 04/30/20	5,133,837	0.6
20,000,000	(1)	Dell International LLC, Term B Loans, 4.500%, 04/30/20	19,840,880	2.3
800,000		Digital Insight Corporation, First Lien Term Loan, 4.750%, 10/28/19	805,500	0.1
250,000		Digital Insight Corporation, Second Lien Term Loan, 8.750%, 10/16/20	253,750	0.0
4,800,127		Epicor Software Corporation, Term Loan, 4.500%, 05/16/18	4,834,327	0.6
3,650,000		Epiq Systems, Inc., Term Loan, 4.750%, 08/26/20	3,650,000	0.4
2,992,500		Eze Castle Software, Inc., First Lien Term Loan, 4.750%, 04/06/20	3,015,566	0.3
225,000		Eze Castle Software, Inc., Second Lien Term Loan, 8.750%, 03/18/21	228,750	0.0
7,305,529		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.000%, 03/01/20	7,402,174	0.9
2,250,000		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,278,395	0.3
997,494		Greeneden U.S. Holdings II, L.L.C., Add On Term Loan, 4.000%, 02/08/20	995,000	0.1
EUR 1,990,000		Greeneden U.S. Holdings II, L.L.C., Euro Term Loan, 4.750%, 02/08/20	2,703,118	0.3
1,395,703		Hyland Software, Inc., First Lien Term Loan, 5.500%, 10/25/19	1,404,077	0.2
5,994,617		Infor (US), Inc., Term Loan B2, 5.250%, 04/05/18	6,040,200	0.7
3,839,096		Kronos Incorporated, First Lien Term Loan, 4.500%, 10/30/19	3,872,688	0.5
558,697		Microsemi Corporation, Term Loan, 3.750%, 02/19/20	562,102	0.1
EUR 600,000		Oberthur Technologies, Tranche B-1 Term Loans, 6.000%, 10/15/19	825,809	0.1

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
1,400,000		Oberthur Technologies, Tranche B-2 Term Loans, 5.750%, 10/15/19	$1,404,375	0.2
1,200,000	(1)	Omnitracs Inc., First Lien Term Loan, 10/31/20	1,209,000	0.1
375,000	(1)	Omnitracs Inc., Second Lien Term Loan, 04/30/21	375,781	0.0
1,680,075		Open Link Financial, Inc., Term Loan, 7.750%, 10/30/17	1,686,375	0.2
5,651,776		RedPrairie Corporation, First Lien Term Loan, 6.750%, 12/21/18	5,709,617	0.7
1,400,000		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,459,500	0.2
1,095,619		Riverbed Technology, Inc., Term Loan, 4.000%, 12/18/19	1,103,289	0.1
5,167,705		Sabre Inc., Term B Facility, 5.250%, 02/19/19	5,213,382	0.6
855,263		Websense, Inc., Second Lien Term Loan, 8.250%, 12/27/20	859,539	0.1
1,730,663		Websense, Inc., Term Loan B, 4.500%, 06/27/20	1,734,989	0.2
			118,069,226	13.8

		Equipment Leasing: 0.2%
250,000		Brock Holdings, Inc., New Second Lien Term Loan, 10.000%, 03/16/18	253,592	0.0
1,115,882		Brock Holdings, Inc., New Term Loan B, 6.009%, 03/16/17	1,121,927	0.2
			1,375,519	0.2

		Equity REITs and REOCs: 0.5%
1,700,000		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/31/20	1,715,725	0.2
2,486,835		Nuveen Investments, Inc., First Lien Term Loan, 4.182%, 05/13/17	2,464,143	0.3
			4,179,868	0.5

		Financial Intermediaries: 0.9%
3,018,063		Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	3,021,835	0.3
2,463,767		MIP Delaware, LLC, Term Loan, 5.500%, 03/09/20	2,479,165	0.3
1,094,500		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,102,435	0.1
EUR 1,000,000	(1)	Santander Asset Management, Term Loan B-2 EURO, 11/30/20	1,360,049	0.2
			7,963,484	0.9

		Food Products: 3.2%
3,473,750		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	3,465,066	0.4
3,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	2,985,000	0.4
2,787,662		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,822,508	0.3
4,438,875		CSM Bakery Supplies, First Lien Term Loan, 4.750%, 07/03/20	4,461,069	0.5
1,000,000		CSM Bakery Supplies, Second Lien Term Loan, 8.500%, 06/30/21	1,009,583	0.1
EUR 7,100,000		D.E. Master Blenders, Term Loan B2, 4.500%, 10/01/18	9,781,720	1.1
2,055,639		NPC International, Term Loan B, 4.500%, 12/28/18	2,073,626	0.2
GBP 750,000		United Biscuits Holdco Limited, Facility B1 (GBP), 5.518%, 07/31/20	1,243,266	0.2
			27,841,838	3.2

		Food Service: 1.2%
1,178,043		Hearthside Food Solutions, LLC, Term Loan, 6.500%, 06/07/18	1,185,406	0.1
3,193,022		Landry’s Restaurants, Term Loan, 4.750%, 04/24/18	3,216,305	0.4
1,237,500		P.F. Chang’s China Bistro, Inc., Term LoanB, 5.250%, 06/30/19	1,244,461	0.2
4,975,000		Weight Watchers International, Inc., Term Loan B-2, 3.750%, 04/02/20	4,322,031	0.5
			9,968,203	1.2

		Food/Drug Retailers: 1.7%
903,203		Albertsons LLC, Term Loan B1, 4.250%, 03/21/16	907,154	0.1
2,579,297		Albertsons LLC, Term Loan B2, 4.750%, 03/21/19	2,588,433	0.3

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Food/Drug Retailers: (continued)
2,024,082		Del Taco, Term Loan, 6.250%, 10/01/18	$2,031,672	0.2
2,885,500		Rite Aid Corporation, Tranche 6 Term Loan, 4.000%, 02/21/20	2,907,441	0.4
2,507,885		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/13/19	2,468,476	0.3
1,835,775		Sprouts Farmers Market, Term Loan, 4.000%, 04/23/20	1,847,249	0.2
1,589,121		Supervalu, Term Loan, 5.000%, 03/21/19	1,600,047	0.2
			14,350,472	1.7

		Forest Products: 0.1%
646,750		Xerium Technologies, Inc., Term Loan B, 6.250%, 05/01/19	650,253	0.1

		Health Care: 10.4%
2,300,000		Aptalis Pharma Inc., Term B, 6.000%, 10/01/20	2,325,875	0.3
1,967,375		ATI Physical Therapy, Term Loan B, 5.750%, 12/20/19	1,990,738	0.2
1,500,000		BSN Medical, Term Loan B1B, 4.000%, 08/28/19	1,507,500	0.2
EUR 375,000		BSN Medical, Term Loan B2B, 4.000%, 08/28/19	517,818	0.1
1,500,000		CHG Medical Staffing, Inc., New First lien term, 4.250%, 11/19/19	1,510,312	0.2
400,000		CHG Medical Staffing, Inc., Upsized Second lien Term Loan, 9.000%, 11/19/20	407,000	0.0
2,168,873		ConvaTec, Dollar Term Loan, 5.000%, 12/22/16	2,184,235	0.2
3,242,479		DJO Finance LLC, Tranche B-3 Term Loan, 4.750%, 09/15/17	3,283,010	0.4
2,535,469		Envision Healthcare Corporation, Term Loan B, 4.000%, 05/25/18	2,546,288	0.3
3,750,000	(1)	Envision Pharmaceutical Services, First lien Term Loan, 5.750%, 10/01/20	3,774,611	0.4
1,000,000		Genex Services, Inc., First Lien Term LoanB, 5.250%, 07/26/18	1,010,000	0.1
3,132,150		Harvard Drug Group LLC, Term Loan B-1, 5.000%, 08/15/20	3,153,684	0.4
4,271,546		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	4,306,231	0.5
1,836,823		Immucor, Inc., Term B-2 loan, 5.000%, 08/17/18	1,848,303	0.2
6,401,628		Kinetic Concepts, Inc., D-1, 4.500%, 05/04/18	6,478,646	0.8
1,000,000		Kinetic Concepts, Inc., Incremental Term D-1, 4.500%, 05/04/18	1,012,031	0.1
3,747,563		MedSolutions Holdings, Inc., Term Loan B, 6.500%, 07/08/19	3,752,247	0.4
7,366,172		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	7,460,554	0.9
1,515,000		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	1,532,676	0.2
947,625		Packaging Coordinators, Inc., First Lien Term Loan B, 5.500%, 05/31/20	952,363	0.1
5,658,044		Par Pharmaceutical Companies, Term Loan B, 4.250%, 09/30/19	5,696,236	0.7
2,962,637		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.250%, 12/05/18	2,989,354	0.3
1,475,000		PRA International, Term B, 5.000%, 10/01/20	1,481,601	0.2
1,723,838		Press Ganey, First Lien, 4.250%, 04/20/18	1,728,147	0.2
189,474		Press Ganey, Second Lien, 8.250%, 08/31/18	190,421	0.0
3,147,755		Progressive Solutions, Inc., First lien, 5.500%, 12/01/20	3,163,494	0.4
1,160,965		Select Medical Corporation, Series C Term Loan B, 4.002%, 06/01/18	1,167,486	0.1
698,250		Steward Health Care System LLC, Term Loan B, 6.750%, 03/30/20	699,996	0.1
2,205,217		Surgical Care Affiliates LLC, Class C Term Loan, 4.250%, 06/29/18	2,212,108	0.3
547,250		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	547,414	0.1
3,660,406		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	3,686,120	0.4
12,123,388		Valeant Pharmaceuticals International, Inc., Series E Tranche B, 4.500%, 08/05/20	12,282,507	1.4
1,985,000		VWR International Inc., Term Loan B-1, 4.182%, 04/03/17	1,994,925	0.2
			89,393,931	10.4

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Home Furnishings: 1.1%
4,886,164		AOT Bedding Super Holdings, LLC, Term Loan B, 5.000%, 10/01/19	$4,908,303	0.6
744,635		Hillman Group (The), Inc., Term Loan B, 4.250%, 05/31/17	750,220	0.1
498,744		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	503,316	0.0
3,414,555		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	3,445,856	0.4
			9,607,695	1.1

		Industrial Equipment: 6.8%
4,694,550		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	4,702,986	0.5
731,139		Alliance Laundry Systems LLC, First Lien Term Loan, 4.250%, 12/10/18	736,166	0.1
1,339,875		Ameriforge Group Inc., First Lien Term Loan, 5.000%, 12/19/19	1,354,111	0.2
582,500		Ameriforge Group Inc., Second Lien Term Loan, 8.750%, 01/30/21	598,519	0.1
3,907,869		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,934,004	0.5
1,069,419		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,080,113	0.1
105,302		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	106,355	0.0
325,280		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	328,532	0.0
EUR 670,927		CeramTec GmbH, Euro Term B-1 Loan, 4.750%, 08/30/20	925,594	0.1
EUR 204,073		CeramTec GmbH, Euro Term B-2 Loan, 4.750%, 08/30/20	281,533	0.0
1,990,000		Doncasters Group Limited, First lien Term Loan, 5.500%, 04/09/20	2,011,144	0.2
1,913,612		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Term Loan B, 4.750%, 03/26/20	1,918,098	0.2
685,000	(1)	Filtration Group Corporation, First Lien Term Loan, 11/30/20	692,278	0.1
EUR 2,285,714		Gardner Denver, Inc., Term Loan B Euro, 4.750%, 07/30/20	3,135,849	0.4
7,000,000		Gardner Denver, Inc., Term Loan B, 4.250%, 07/30/20	6,975,738	0.8
6,780,000		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	6,803,310	0.8
2,800,000		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,777,250	0.3
12,000,000		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	12,024,948	1.4
EUR 957,961		Schaeffler AG, Term Loan C EUR, 4.750%, 01/27/17	1,311,820	0.2
5,720,000		Schaeffler AG, Term Loan C, 4.250%, 01/27/17	5,769,335	0.7
825,849		Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, 05/09/17	828,430	0.1
			58,296,113	6.8

		Leisure Good/Activities/Movies: 3.0%
4,622,611		24 Hour Fitness Worldwide, Inc, Term LoanB, 5.250%, 04/22/16	4,673,654	0.5
2,462,687		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 4.500%, 04/30/19	2,490,173	0.3
2,487,500		Equinox Holdings, Inc., First Lien Term Loan, 4.506%, 01/31/20	2,504,601	0.3
500,000		Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 06/30/20	503,437	0.1
1,812,912		FGI Operating, Add-On Term Loan, 5.500%, 04/19/19	1,837,840	0.2
2,168,500		Getty Images, Inc, Term Loan B, 4.750%, 10/18/19	2,013,793	0.2
162,857		NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/23/20	167,811	0.0
446,625		NEP/NCP Holdco, Inc, Term LoanB, 4.750%, 01/22/20	449,305	0.0
3,205,038		SRAM, LLC, First Lien Term Loan, 4.018%, 04/10/20	3,201,032	0.4
760,000		TWCC Holding Corporation, 2nd lien Term Loan, 7.000%, 06/26/20	780,425	0.1

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Leisure Good/Activities/Movies: (continued)
775,000		Warner Music Group, Incremental Term Loan, 3.750%, 07/01/20	$776,211	0.1
2,655,250		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,542,402	0.3
3,974,987		Zuffa, LLC, Term Loan, 4.500%, 02/25/20	4,014,737	0.5
			25,955,421	3.0

		Lodging & Casinos: 10.3%
1,336,650		American Casino and Entertainment Properties LLC, 1st Lien Term Loan, 6.000%, 07/02/19	1,353,358	0.1
6,700,000	(1)	Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	6,735,597	0.8
1,497,222		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	1,505,059	0.2
2,022,584		Caesars Entertainment Operating Company, Inc., Term Loan B5, 4.434%, 01/28/18	1,890,695	0.2
7,861,600		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.434%, 01/28/18	7,485,367	0.9
15,000,000		Caesars Entertainment Resort Properties, LLC, Term Loan, 7.000%, 10/15/20	14,775,000	1.7
3,668,822		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	3,639,472	0.4
995,000		Centaur Acquisition, LLC, First Lien Term Loan, 5.250%, 02/21/19	1,006,188	0.1
500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	508,750	0.1
5,000,000		CityCenter Holdings, LLC, Term Loan, 5.000%, 10/15/20	5,069,790	0.6
845,005	ˆ,(2),(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	223,926	0.0
1,690,010	ˆ,(2),(3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	447,853	0.0
771,731		Global Cash Access, Inc., Term Loan, 4.000%, 03/01/16	778,484	0.1
1,005,000	(1)	Golden Nugget, Inc., Delayed Draw Term Loan, 11/21/19	1,015,351	0.1
2,345,000	(1)	Golden Nugget, Inc., Term Loan, 11/21/19	2,369,887	0.3
16,776,316		Hilton Worldwide Finance, LLC, Term Loan B-2, 4.000%, 10/25/20	16,853,906	2.0
550,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	570,625	0.1
3,859,629		Peppermill Casinos, Inc., Term Loan B, 7.250%, 10/31/19	3,935,213	0.5
670,374		Pinnacle Entertainment, Inc., Term Loan B1, 3.750%, 08/15/16	673,891	0.1
2,094,750		Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20	2,104,556	0.2
10,500,000		Scientific Games International, Inc., Term Loan B, 4.250%, 09/30/20	10,534,650	1.2
4,228,750		Station Casinos LLC, Term Loan, 5.000%, 02/28/20	4,280,552	0.5
526,981		Twin River Management Group, Inc., Term Loan B, 5.250%, 11/09/18	534,227	0.1
			88,292,397	10.3

		Nonferrous Metals/Minerals: 1.1%
2,716,350		Constellium Holdco BV, Term Loan B, 6.000%, 03/25/20	2,791,050	0.3
4,657,656		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 5.000%, 09/01/19	4,715,877	0.5
748,125		Murray Energy Corporation, Term Loan B, 4.750%, 05/24/19	749,060	0.1
987,500		Oxbow Carbon LLC, Term B Facility, 4.250%, 07/19/19	991,203	0.1
500,000		TMS International, Term B Loan, 4.500%, 11/01/20	502,083	0.1
			9,749,273	1.1

		Oil & Gas: 1.4%
5,415,000		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	5,496,225	0.6
341,257		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	350,641	0.0
5,250,148		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	5,233,741	0.6

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Oil & Gas: (continued)
1,300,000		Samson Investment Company, Second Lien Term Loan, 6.000%, 09/25/18	$1,311,375	0.2
			12,391,982	1.4

		Publishing: 3.9%
692,544		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	670,469	0.1
5,934,328	ˆ,(2),(3)	Cengage Learning, Inc., Extended Term LoanB, 07/05/17	4,421,074	0.5
1,195,199		Dex Media East, LLC, Term Loan, 6.000%, 12/30/16	814,230	0.1
1,313,937		Dex Media West, LLC, Term Loan, 8.000%, 12/30/16	1,019,396	0.1
760,873		Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 5.550%, 12/31/16	763,536	0.1
320,098		Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 5.550%, 12/31/16	321,218	0.0
2,122,344		Flint Group Holdings S.A.R.L., Term Loan B9 new add-on, 5.550%, 12/31/16	2,129,773	0.3
1,155,731		Flint Group Holdings S.A.R.L., Term Loan C7, 5.550%, 12/31/16	1,159,776	0.1
1,515,303	ˆ,(3)	HIBU PLC (fka Yell Group PLC), New Term Loan B (), 07/31/14	346,153	0.0
1,492,500		McGraw Hill Global Education, Term LoanB, 9.000%, 03/22/19	1,522,350	0.2
1,668,423		Nelson Canada, First LIEN-C, 2.810%, 07/03/14	1,270,782	0.1
3,000,000		Penton Media, Inc, First Lien, 5.500%, 09/30/19	2,985,000	0.4
650,000		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	645,937	0.1
3,413,144		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	2,141,748	0.3
7,000,000	(1)	Springer Science + Business Media S.A., Initial Term B1 Loan, 5.000%, 08/01/20	7,019,691	0.8
EUR 1,250,000		Springer Science + Business Media S.A., Initial Term B2 Loan, 5.250%, 08/01/20	1,716,130	0.2
5,863,811		SuperMedia, Inc., Term Loan, 11.600%, 12/30/16	4,324,561	0.5
			33,271,824	3.9

		Radio & Television: 4.8%
6,921,330		Clear Channel Communications, Inc., Term LoanB, 3.832%, 01/29/16	6,710,306	0.8
4,540,428		Cumulus Media Holdings Inc., First Lien Term Loan B, 4.500%, 09/17/18	4,573,991	0.5
1,936,853		Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, 09/16/19	1,988,277	0.2
1,160,000		Entercom Communications Corporation, B-1, 5.008%, 11/23/18	1,166,766	0.1
619,181		FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	622,272	0.1
492,883		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	496,579	0.1
1,275,000		Learfield Communications, Inc, First Lien Term Loan, 5.000%, 10/08/20	1,282,969	0.2
250,000		Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	256,250	0.0
4,247,966		Media General, Inc, DDTerm Loan-B, 5.500%, 07/31/20	4,281,928	0.5
1,706,136		Raycom TV Broadcasting, LLC, Termm Loan B, 4.250%, 05/31/17	1,712,535	0.2
1,586,533		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,596,449	0.2
EUR 1,418,849		TDF SA, Extended Term Loan B, 3.128%, 01/29/16	1,878,870	0.2
EUR 1,418,849		TDF SA, Term LoanC, 4.117%, 01/29/16	1,878,870	0.2
3,731,250		Univision Communications, Inc., New First Lien Term Loan 2020, 4.000%, 03/01/20	3,741,578	0.5
8,457,500		Univision Communications, Inc., Term LoanC 2, 4.500%, 03/02/20	8,502,807	1.0
			40,690,447	4.8

		Retailers (Except Food & Drug): 11.5%
2,000,000		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	2,017,250	0.2
5,109,390		Academy Ltd., Term Loan (2012 refi), 4.500%, 08/03/18	5,146,796	0.6

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
EUR 1,525,000		Action Holding B.V., Facility C, 5.221%, 09/30/19	$2,081,842	0.2
GBP 3,000,000		B&M Retail Ltd, Facility B, 6.011%, 02/28/20	4,934,194	0.6
13,494,130		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	13,566,565	1.6
2,350,000	(1)	BJs Wholesale Club, Second Lien Term Loan, 03/26/20	2,402,142	0.3
2,000,000		Burlington Coat Factory, Term Loan B2, 4.250%, 02/23/17	2,012,800	0.2
2,722,552		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	2,756,910	0.3
10,263,158	(1)	Hudson’s Bay Company, Term Loan, 4.750%, 10/15/20	10,414,540	1.2
1,653,076		Jo-Ann Stores, Inc., Term Loan B, 4.000%, 03/18/18	1,662,892	0.2
650,000		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	653,656	0.1
3,266,616	(1)	Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	3,284,583	0.4
14,000,000		Neiman Marcus Group, Inc, Term Loan, 5.000%, 10/31/20	14,103,992	1.6
1,556,607		Northern Tool & Equipment Company, Inc., Term Loan, 7.001%, 12/10/19	1,549,758	0.2
3,870,292		Ollie’s Holdings, Inc., Term Loan, 5.250%, 09/25/19	3,884,806	0.5
5,115,896		OneStopPlus, Term LoanB Add-on, 5.500%, 02/05/20	5,154,265	0.6
7,949,975		Party City Holdings Inc, Term Loan B, 4.250%, 07/29/19	7,991,585	0.9
1,824,919		Pep Boys, Term Loan B, 5.000%, 10/11/18	1,834,044	0.2
785,304		Pilot Travel Centers LLC, Incremental Term Loan B, 4.250%, 08/07/19	789,558	0.1
2,192,083		Pilot Travel Centers LLC, Term LoanB, 3.750%, 03/30/18	2,196,864	0.3
3,065,535		Savers, Term LoanB, 5.000%, 07/09/19	3,075,753	0.4
1,447,950		Sleepy’s Holdings, LLC, Term Loan, 5.750%, 03/30/19	1,457,000	0.2
4,137,731		Toys “R” Us, Inc., Term Loan B-1, 6.000%, 09/01/16	3,851,536	0.4
656,024		Toys “R” Us, Inc., Term Loan B-2, 5.250%, 05/25/18	587,141	0.1
946,792		Toys “R” Us, Inc., Term LoanB-3, 5.250%, 05/25/18	845,012	0.1
			98,255,484	11.5

		Steel: 1.9%
15,907,292		FMG Resources (August 2006) Pty Ltd, Term Loan, 4.250%, 06/30/19	16,086,249	1.9

		Surface Transport: 0.6%
1,191,000		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	1,188,023	0.2
3,517,791		Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	3,545,275	0.4
			4,733,298	0.6

		Telecommunications: 6.8%
EUR 2,406,813		Alcatel-Lucent, Euro Term Loan, 6.250%, 01/30/19	3,278,694	0.4
1,885,750		Alcatel-Lucent, US Term Loan, 5.750%, 01/30/19	1,907,436	0.2
11,107,870		Asurion, LLC, Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19	11,124,498	1.3
2,852,850		Asurion, LLC, Incremental Tranche B-2 Term Loan, 3.500%, 07/08/20	2,812,094	0.3
2,729,375		Consolidated Communications, Inc., Term Loan B-3, 5.250%, 12/31/18	2,749,832	0.3
997,500		Cricket Communications, Inc., Term Loan C, 4.750%, 04/16/20	1,002,800	0.1
4,537,016		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,457,618	0.5
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	818,125	0.1
584,102		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	586,876	0.1
6,675,000		Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	6,733,406	0.8
2,000,000		Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	2,015,000	0.2

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Telecommunications: (continued)
4,214,438		Lightower Fiber Networks, First Lien, 4.500%, 04/13/20	$4,234,195	0.5
600,000		Securus Technologies, Inc., First Lien Term Loan, 4.750%, 04/30/20	594,750	0.1
3,849,000		Syniverse Holdings, Inc., Initial Term Loan, 5.000%, 04/23/19	3,864,235	0.5
5,004,660	(1)	U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	5,015,921	0.6
6,786,428		Zayo Group, LLC, Term Loan B, 4.500%, 07/02/19	6,801,983	0.8
			57,997,463	6.8

		Utilities: 1.4%
698,250		Channelview Cogeneration, Term Loan, 4.250%, 05/08/20	704,796	0.1
2,447,881		EquiPower Resources Holdings, LLC, Term Loan B, 4.250%, 12/21/18	2,462,799	0.3
1,995,000		EquiPower Resources Holdings, LLC, Term Loan C, 4.250%, 12/31/19	2,006,222	0.2
2,341,576		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	2,367,553	0.3
2,830,241	ˆ,(2),(3)	Longview Power, LLC, Extended Term Loan, 7.188%, 10/31/17	1,464,650	0.2
385,448		Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	386,411	0.0
2,590,000		Utility Services Associates, Term Loan, 6.750%, 10/30/20	2,573,812	0.3
			11,966,243	1.4
		Total Senior Loans (Cost $1,147,882,970)	1,148,959,271	134.2

Shares			Value	Percentage of Net Assets

EQUITIES AND OTHER ASSETS: 0.6%
231	@,X	AR Broadcasting (Warrants)	—	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	—	0.0
2,813,549		Carador Placing	2,701,007	0.3
2,609	@,X	Caribe Media Inc.	—	0.0
109,874	@	Cumulus Media Inc. (Class A Common Shares)	766,920	0.1
18,583	@	Dex Media Inc.	134,913	0.0
9	@,X	Faith Media Holdings, Inc. (Residual Interest)	174,607	0.0
24,471	@	Glodyne Techoserve, Ltd.	3,630	0.0
748,143	@,X	GTS Corp.	—	0.0
29,687	@	Hawaiian Telcom	900,407	0.1
9,788	@	Mega Brands	135,506	0.1
106,702	@,X	Northeast Biofuels (Residual Interest)	—	0.0
30,003	@,R,X	Safelite Realty Corporation	141,914	0.0
19,404	@,X	U.S. Shipping Partners, L.P.	—	0.0
275,292	@,X	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
		Total Equities and Other Assets (Cost $3,056,799)	4,958,904	0.6
		Total Investments (Cost $1,150,939,769)	$1,153,918,175	134.8
		Liabilities in Excess of Other Assets	(297,908,103)	(34.8)
		Net Assets	$856,010,072	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

R	Restricted Security

X	Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.

ˆ	This Senior Loan Interest is non-income producing.

(1)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)	Loan is on non-accrual basis.

CAD	Canadian Dollar

EUR	EU Euro

GBP	British Pound

Cost for federal income tax purposes is $1,152,156,192.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,407,923
Gross Unrealized Depreciation	(11,645,940)
Net Unrealized Appreciation	$1,761,983

ING SENIOR INCOME FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Equities and Other Assets	$4,638,753	$3,630	$316,521	$4,958,904
Senior Loans	—	1,148,959,271	—	1,148,959,271
Total Investments, at fair value	$4,638,753	$1,148,962,901	$316,521	$1,153,918,175
Other Financial Instruments+
Forward Foreign Currency Contracts	—	11,366	—	11,366
Total Assets	$4,638,753	$1,148,974,267	$316,521	$1,153,929,541
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(856,671)	$—	$(856,671)
Total Liabilities	$—	$(856,671)	$—	$(856,671)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2013, the following forward foreign currency contracts were outstanding for the ING Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Canadian Dollar	864,000	Sell	12/18/13	$825,065	$813,699	$11,366
State Street Bank	EU Euro	47,194,300	Sell	12/18/13	63,532,259	64,105,946	(573,687)
State Street Bank	British Pound	8,230,000	Sell	12/18/13	13,184,378	13,467,362	(282,984)
							$(845,305)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	11,366
Total Asset Derivatives		$11,366

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$856,671
Total Liability Derivatives		$856,671

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at November 30, 2013:

State Street Bank
Assets:
Forward foreign currency contracts	$11,366
Total Assets	$11,366
Liabilities:
Forward foreign currency contracts	$856,671
Total Liabilities	$856,671
Net OTC derivative instruments by counterparty, at fair value	$(845,305)
Total collateral pledged by the Fund/(Received from counterparty)
Net Exposure(1)	$(845,305)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	January 24, 2014